UNITED STATES	OMB APPROVAL
SECURITIES AND EXCHANGE COMMISSION	OMB Number: 3235-0582
Washington, D.C. 20549	Expires: April 30, 2009
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FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-8544

FPA Funds Trust
(Exact name of registrant as specified in charter)

	11400 W. Olympic Blvd., Ste. 1200, Los Angeles, CA	90064
	(Address of principal executive offices)	(Zip code)

J. Richard Atwood, Treasurer

FPA Funds Trust

11400 W. Olympic Blvd., Ste. 1200, Los Angeles, CA 90064
(Name and address of agent for service)

Registrant’s telephone number, including area code:	310-473-0225

Date of fiscal year end:	3/31

Date of reporting period:	7/1/06 to 6/30/07

Item 1.           Proxy Voting Record.

Disclose the following information for each matter relating to a portfolio security considered at any shareholder meeting held during the period covered by the report and with respect to which the registrant was entitled to vote:

(a)	The name of the issuer of the portfolio security;

(b)	The exchange ticker symbol of the portfolio security;

(c)	The Council on Uniform Securities Identification Procedures (“CUSIP”) number for the portfolio security;

(d)	The shareholder meeting date;

(e)	A brief identification of the matter voted on;

(f)	Whether the matter was proposed by the issuer or by a security holder;

(g)	Whether the registrant cast its vote on the matter;

(h)	How the registrant cast its vote (e.g., for or against proposal, or abstain; for or withhold regarding election of directors); and

(i)	Whether the registrant cast its vote for or against management.

FPA Crescent Fund Proxy Voting

Issuer	Ticker	CUSIP	Mtg Date	Matter	Issr or Shdr Proposal	Voted Y/N	How Voted	For or Against Mgmt
Lenovo Group Ltd.	=LEN	6218089HK	8/29/2006	1. Receive and approve the audited accounts for the year ended March 31, 2006 together with the reports of the directors and the auditors thereon.	Issuer	Y	For
				2. Declare a final dividend for the issued ordinary shares for the year ended March 31, 2006.	Issuer	Y	For
				3a. Re-elect William J. Amelio as a director.	Issuer	Y	For
				3b. Re-elect John W. Barter III as a director.	Issuer	Y	For
				3c. Re-elect Liu Chuanzhi as a director.	Issuer	Y	For
				3d. Re-elect Zhu Linan as a director.	Issuer	Y	For
				3e. Re-elect Wong Wai Ming as a director.	Issuer	Y	For
				3f. Re-elect Ting Lee Sen as a director.	Issuer	Y	For
				3g. Authorize the board of directors to fix the directors’ fees.	Issuer	Y	For
				4. Re-appoint PricewaterhouseCoopers LLP as the auditors and authorize the board of directors of the company to fix the auditors’ remuneration.	Issuer	Y	For

5. Authorize the directors of the company, pursuant to Section 57B of the companies ordinance, to allot, issue and deal with additional voting ordinary shares in the share capital of the company and make or grant offers, agreements and options including warrants, bonds, notes, debentures and other securities which carry rights to subscribe for or are convertible into voting ordinary shares during and after the relevant period, not exceeding 20% of the aggregate nominal amount of the issued share capital of the company otherwise than pursuant to: i) a rights issue as hereinafter defined; or ii) an issue of shares upon the exercise of options granted under any share option scheme or similar arrangement for the time being adopted for the grant or issue of shares or rights to acquire shares in the company; or iii) an issue of shares as scrip dividends pursuant to the articles of association of the company from time to time; or iv) any issue of shares in the company upon the exercise of subscription or conversion rights under the terms of any existing warrants of the company or any existing securities of the company which carry rights to subscribe for or are convertible into shares of the company; authority expires at the earlier of the conclusion of the next annual general meeting of the company or the expiration of the period within which the next annual general meeting of the company is required to be held by the companies ordinance or the articles of association of the company.

Issuer	Y	For

6. Authorize the directors of the company to repurchase shares of the company during the relevant period, on The Stock Exchange of Hong Kong Limited Stock Exchange or any other sotck exchange on which the shares of the company may be listed and recognized by the Securities and Futures Commission and The Stock Exchange for such purposes, subject to and in accordance with all applicable laws and the requirements of the rules governing the listing of securities on The Stock Exchange or of any other stock exchange as amended from time to time, not exceeding 10% of the aggregate nominal amount of the issued voting ordinary share capital of the company; authority expires at the earlier of the conclusion of the next annual general meeting of the company or the expiration of the period within which the next annual general meeting of the company is required to be held by the companies ordinance or the articles of association of the company.

					Issuer	Y	For

7. Approve, conditional upon the passing of resolutions 5 and 6, to extend the general mandate granted to the directors of the company to allot, issue and deal with the shares pursuant to resolution 5, by an amount representing the aggregate nominal amount of the share capital repurchased pursuant to resolution 6, provided that such amount does not exceed 10% of the aggregate nominal amount of the issued share capital of the company at the date of passing this resolution.

					Issuer	Y	For
Patterson-UTI Energy, Inc.	PTEN	703481101	7/12/2006	1. Election of Directors	Issuer	Y	For	For
MCDATA Corporation	MCDTA	580031201	7/24/2006	1. Election of Directors	Issuer	Y	For	For
				2. Ratify the appointment of Deloitte & Touche LLP as the company’s independent auditors for the fiscal year ending January 31, 2007.	Issuer	Y	For	For

				3. Approve the 2006 MCDATA omnibus equity incentive plan.	Issuer	Y	For	For
				4. Approve the amendment and restatement of the 2004 inducement equity grant plan.	Issuer	Y	For	For
The Finish Line,Inc.	FINL	317923100	7/20/2006	1. Election of Directors	Issuer	Y	For	For
				2. Ratification of the selection of Ernst & Young LLP as the company’s independent auditors for the company’s fiscal year ending March 3, 2007.	Issuer	Y	For	For
Tate & Lyle PLC	=TA	87426R2**	7/19/2006	1. Receive the accounts and the reports of the directors and of the auditors for the year ended March 31, 2006.	Issuer	Y	For
				2. Approve the directors’ remuneration report set out in the report and the accounts for the year ended March 31, 2006.	Issuer	Y	For
				3. Declare a final dividend on the ordinary shares of the company.	Issuer	Y	For
				4. Re-elect Iain Ferguson as a director of the company.	Issuer	Y	For
				5. Re-elect Stanley Musesengwa as a director of the company.	Issuer	Y	For
				6. Re-elect Stuart Strathdee as a director of the company.	Issuer	Y	For
				7. Re-elect Robert Walker as a director of the company.	Issuer	Y	For
				8. Re-appoint PricewaterhouseCoopers LLP as the auditors.	Issuer	Y	For
				9. Authorize the directors to set the remuneration of the auditors.	Issuer	Y	For
				10. Approve to renew the company’s authority to purchase its own shares.	Issuer	Y	For
				11. Approve to renew the directors’ authority to allot shares.	Issuer	Y	For
				12. Approve to renew the directors’ authority to disapply the shareholders’ pre-emption rights in relation to the allotment of shares.	Issuer	Y	For

				13. Approve to renew the company’s authority to make political donations and to incur political expenditure.	Issuer	Y	For
EMI Group PLC	=EMI	G00444736	7/13/2006	1. Receive the directors’ report and the financial statements for the year ended March 31, 2006.	Issuer	Y	For
				2. Declare a final dividend of 6.0p per ordinary share.	Issuer	Y	For
				3. Approve the directors’ remuneration report for the year ended March 31, 2006.	Issuer	Y	For
				4. Re-elect E. L. Nicoli as a director of the company.	Issuer	Y	For
				5. Re-elect D. J. Londoner as a director of the company.	Issuer	Y	For
				6. Re-elect K. K. Carton as a director of the company.	Issuer	Y	For
				7. Re-elect R. C. Faxon as a director of the company.	Issuer	Y	For
				8. Re-appoint Ernst & Young LLP as the auditor until the conclusion of the next general meeting at which accounts are laid before the company.	Issuer	Y	For
				9. Authorize the directors to determine the remuneration of the auditor.	Issuer	Y	For

10. Grant authority to allot relevant securities conferred on the directors by Article 14 of the company’s articles of association; authority expires the earlier of the conclusion of the 2007 annual general meeting or October 12, 2007 and for such period the section 80 amount shall be GBP 42,714,418.

					Issuer	Y	For

11. Grant power, subject to the passing of resolution 10, to allot equity securities for cash as if Section 89(1) of the companies act 1985 did not apply conferred on the directors by Article 14(B) of the company’s articles of association; authority expires at the conclusion of the 2007 annual general meeting or October 12, 2007 and for such period the Section 89 amount shall be GBP 5,550,479.

Issuer	Y	For

12. Authorize the company, pursuant to the authority contained in its articles of association, to make market purchases Section 163(3) of the companies act of 1985 up to a maximum of 79,292,556 ordinary shares of 14p each at a minimum price 14p and the maximum price per ordinary share is not more than 5% above the average of the middle market quotations for an ordinary share as derived from the Daily Official List of the London Stock Exchange for the 5 business days in respect of which such Daily Official List is published before the purchase is made; authority expires the earlier at the conclusion of the 2007 annual general meeting or October 12, 2007; the company, before the expiry, may make a contract to purchase ordinary shares which will or may be executed wholly or partly after such expiry.

Issuer	Y	For

13. Authorize EMI Group PLC to: i) make donations to EU political organizations of not more than GBP 50,000 in total; and, ii) incur EU political expenditure of no more than GBP 50,000 in total, provided that the aggregate donations to EU political organizations and EU political expenditure incurred by EMI Group PLC and all of its subsidiaries shall not during such period exceed GBP 50,000; authority expires the earlier at the conclusion of the 2007 annual general meeting or October 12, 2007.

Issuer	Y	For

14. Authorize EMI Music Limited to: i) make donations to EU political organizations of not more than GBP 50,000 in total; and, ii) incur EU political expenditure of no more than GBP 50,000 in total, provided that the aggregate donations to EU political organizations and EU political expenditure incurred by EMI Group PLC and all of its subsidiaries shall not during such period exceed GBP 50,000; authority expires the earlier at the conclusion of the 2007 annual general meeting or October 12, 2007.

Issuer	Y	ABS

15. Authorize EMI Records Limited to: i) make donations to EU political organizations of not more than GBP 50,000 in total; and, ii) incur EU political expenditure of no more than GBP 50,000 in total, provided that the aggregate donations to EU political organizations and EU political expenditure incurred by EMI Group PLC and all of its subsidiaries shall not during such period exceed GBP 50,000; authority expires the earlier at the conclusion of the 2007 annual general meeting or October 12, 2007.

Issuer	Y	ABS

16. Authorize EMI Music Publishing Limited to: i) make donations to EU political organizations of not more than GBP 50,000 in total; and, ii) incur EU political expenditure of no more than GBP 50,000 in total, provided that the aggregate donations to EU political organizations and EU political expenditure incurred by EMI Group PLC and all of its subsidiaries shall not during such period exceed GBP 50,000; authority expires the earlier at the conclusion of the 2007 annual general meeting or October 12, 2007.

				Issuer	Y	ABS

17. Authorize Virgin Records Limited to: i) make donations to EU political organizations of not more than GBP 50,000 in total; and, ii) incur EU political expenditure of no more than GBP 50,000 in total, provided that the aggregate donations to EU political organizations and EU political expenditure incurred by EMI Group PLC and all of its subsidiaries shall not during such period exceed GBP 50,000; authority expires the earlier at the conclusion of the 2007 annual general meeting or October 12, 2007.

				Issuer	Y	ABS
Ace Aviation Holdings Inc.	=ACE	00440P201	10/5/2006

1. Passing a special resolution, attached as appendix “A” to the management proxy circular, approving the plan of arrangement under the Canada business corporations act set forth in appendix “B” to the management proxy circular.

				Issuer	Y	For	For

2. The undersigned certifies that it has made reasonable inquiries as to the Canadian status of the registered holder and the beneficial owner of the shares represented by this voting instruction form and has read the definitions found below as to make an accurate declaration of Canadian status, the undersigned hereby certifies that the shares represented by this voting instruction form are, owned and controlled by a Canadian.

				Issuer	Y	ABS	For

Michaels Stores, Inc.	MIK	594087108	10/5/2006

1. To adopt the agreement and plan of merger, dated as of June 30, 2006, as amended, among Bain Paste Mergerco, Inc., Blackstone Paste Mergerco, Inc., Bain Paste Finco, LLC, Blackstone Paste Finco, LLC and Michaels Stores, Inc. (the “Merger Agreement”).

					Issuer	Y	For	For
				2. To adjourn or postpone the special meeting, if necessary or appropriate, to solicit additional proxies if there are insufficient votes at the time of the meeting to adopt the Merger Agreement.	Issuer	Y	For	For
Zale Corporation	ZLC	988858106	11/15/2006	1. Election of Directors	Issuer	Y	For	For
				2. Ratify the appointment of KPMG LLP as the company’s independent registered public accounting firm for the fiscal year ending July 31, 2007.	Issuer	Y	For	For
Koninklijke Phillips Electronics N.V. (Royal Phillips Electronics)		500472303	3/29/2007	1. Approval of the adoption of the 2006 financial statements.	Issuer	Y	ABS
				2. Approval of the adoption of the dividend to shareholders of EUR 0.60 per common share.	Issuer	Y	For
				3. Approval of the discharge of the responsibilities of the members of the board of management.	Issuer	Y	ABS
				4. Approval of the discharge of the responsibilities of the members of the supervisory board.	Issuer	Y	ABS
				5. Approval to re-appoint Mr. G. J. Kleisterlee as President/CEO and a member of the board of management of the company as of April 1, 2007.	Issuer	Y	For
				6. Approval to re-appoint Mr. G. H. A. Dutine as a member of the board of management of the company as of April 1, 2007.	Issuer	Y	For
				7. Approval to re-appoint Mr. S. H. Rusckowski as a member of the board of management of the company as of April 1, 2007.	Issuer	Y	For
				8. Approval to re-appoint Mr. J. M. Hessels as a member of the supervisory board of the company as of March 29, 2007.	Issuer	Y	For

9. Approval to re-appoint Mr. C. J. A. van Lede as a member of the supervisory board of the company as of March 29, 2007.	Issuer	Y	For
10. Approval to re-appoint Mr. J. M. Thompson as a member of the supervisory board of the company as of March 29, 2007.	Issuer	Y	For
11. Approval to re-appoint Mr. H. von Prondzynski as a member of the supervisory board of the company as of March 29, 2007.	Issuer	Y	For
12. Approval to amend the long-term incentive plan.	Issuer	Y	ABS
13. Approval to amend the remuneration policy for the board of management.	Issuer	Y	ABS

14. Approval of the authorization of the board of management to issue shares or grant rights to acquire shares within the limits laid down in the articles of association of the company, with the approval of the supervisory board.

	Issuer	Y	ABS
15. Approval of the authorization of the board of management to restrict or exclude the pre-emption rights accruing to shareholders, with the approval of the supervisory board.	Issuer	Y	ABS
16. Approval of the authorization of the board of management to acquire shares in the company.	Issuer	Y	For

Countrywide plc	=CWD	G2456N255	4/13/2007

1. Approve the purpose of giving effect to the Scheme of arrangement dated 20 March 2007 in its original form or subject to such modification, addition or condition agreed by the company and the court (the “Scheme”) proposed to be made between the company and the Scheme shareholders (as defined in the Scheme), a print of which has been produced to the meeting and (for the purpose of identification only) signed by the chairman thereof; each Scheme share shall be reclassified and subdivided immediately upon delivery of the Scheme court order to the registrar of companies (each as defined in the Scheme) into 1X share, 1Y share and 1Z share (each as defned in the Scheme); subject to, and with effect from, the reclassification and subdivision referred to in this paragraph (i) above, Article 3 of the articles of association of the company shall be replaced with the following new Article 3 as specified, subject to the reclassification and subdivision of the Scheme shares referred to in paragraph (i) above taking effect, the issued share capital of the company shall be reduced by cancelling and extinguishing all of the X shares, Y shares and Z shares then in issue; authorize the directors, subject to, and forthwith upon, the above reduction of capital referred to in paragraph (iii) above (the reduction of capital) taking effect and notwithstanding anything to the contrary in the articles of association of the company, the share capital of the company be increased by the creation of such number of new ordinary shares of 5 pence each as have an aggregate nominal value equal to the aggregate nominal value of the X shares and Y shares cancelled pursuant to paragraph (iii) above, the reserve arising in the books of account of the company as a result of the cancellation of the X shares and Y shares be capitalized and applied in paying up in full at par the new ordinary shares so created, such ordinary shares to be allotted and issued credited as fully paid to Mr. Castle Bidco and/or its nominee, for the purpose of Section 80 of the Companies Act of 1985, to allot the new ordinary shares referred to in paragraph (iv)(A) of the resolution, the maximum aggregate nominal amount of the shares which may be allotted under this authority shall be the aggregate nominal amount of the new ordinary shares created pursuant to paragraph (iv)(A) of the resolution (authority expires the earlier of the AGM of the company to be held in 2008 or 30 June 2008); and the directors may allot relevant securities after the expiry of this authority in pursuance of such an offer or agreement made prior to such expiry; subject to and with effect from the passing of this resolution, the articles of association of the company may be amended by the adoption and inclusion of the following new Article 8A as specified.

					Issuer	Y	For
PG&E Corporation	PCG	69331C108	4/18/2007	1. Election of Directors	Issuer	Y	For	For
				2. Ratification of the appointment of the independent registered public accounting firm.	Issuer	Y	For	For
				3. Performance-based stock options	Shareholder	Y	For	Against
				4. Cumulative voting	Shareholder	Y	For	Against
Alfa Laval AB	=ALF	W04008152	4/23/2007	1. Elect Anders Narvinger as chairman of the meeting.	Issuer	Y	For
				2.Prepare and approve list of shareholders.	Issuer	Y	For
				3. Approve agenda of meeting.	Issuer	Y	For
				4. Designate inspector or shareholder representative(s) of minutes of meeting.	Issuer	Y	For
				5. Acknowledge proper convening of meeting.	Issuer	Y	For
				6. Approve financial statements and statutory reports.	Issuer	Y	For

				7. Approve allocation of income and dividends of SEK 6.25 per share.	Issuer	Y	For
				8. Approve discharge of board and president.	Issuer	Y	For
				9. Determine number of members (8) and deputy members (0) of board.	Issuer	Y	For
				10. Approve remuneration of directors in the aggregate amount of SEK 3.05 million; approve remuneration for auditors.	Issuer	Y	For
				11. Re-elect Gunilla Berg, Bjoern Haegglund, Ulla Litzen, Anders Narvinger (chairman), Finn Rausing, Joern Rausing, Lars Renstroem and Waldemar Schmidt.	Issuer	Y	For
				12. Approve remuneration policy and other terms of employment for executive management.	Issuer	Y	For
				13. Elect members of nominating committee.	Issuer	Y	For
				14. Sell Alfa Laval Biokinetics to the company’s management.	Issuer	Y	For
				15. Authorize repurchase of up to 10% of issued share capital.	Issuer	Y	For
Chevron Corporation	CVX	166764100	4/25/2007	1. Election of Directors	Issuer	Y	For	For
				2. Ratification of independent registered public accounting firm.	Issuer	Y	For	For
				3. Amend Chevron’s restated certificate of incorporation to repeal the supermajority vote provisions.	Issuer	Y	For	For
				4. Adopt policy and report on human rights.	Shareholder	Y	For	Against
				5. Adopt goals and report on greenhouse gas emissions.	Shareholder	Y	For	Against
				6. Adopt policy and report on animal welfare.	Shareholder	Y	For	Against
				7. Recommend amendment to the by-laws to separate the CEO/Chairman positions.	Shareholder	Y	Against	For
				8. Amend the by-laws regarding the stockholder rights plan policy.	Shareholder	Y	Against	For
				9. Report on host country environmental laws.	Shareholder	Y	For	Against
AGCO Corporation	AG	001084102	4/26/2007	1. Election of Directors	Issuer	Y	For	For

				2. Approval of the ratification of KPMG LLP as the company’s independent registered public accounting firm for 2007.	Issuer	Y	For	For
Oesterreichische Post AG		B1577G7AT	4/26/2007	1. Receive the annual report of the managing board and the supervisory board on the fiscal year 2006.	Issuer	Y	For
				2. Approve the allocation of the net income.	Issuer	Y	For
				3. Approve the actions of the managing board and the supervisory board for the fiscal year 2006.	Issuer	Y	For
				4. Approve the remuneration of the members of the supervisory board for 2006.	Issuer	Y	For
				5. Elect the auditors for the fiscal year 2007.	Issuer	Y	For
				6. Authorize the management to repurchase the company’s shares up to 10% of the capital within 18 months.	Issuer	Y	For
				7. Elect the supervisory board.	Issuer	Y	For
Plains Exploration & Production Co.	PXP	726505100	5/3/2007	1. Election of Directors	Issuer	Y	For	For
				2. Approve the amendment of the company’s 2004 stock incentive plan as described in the accompanying proxy statement.	Issuer	Y	For	For
				3. Ratify the selection of PricewaterhouseCoopers LLP as the company’s independent auditors for the fiscal year ending December 31, 2007.	Issuer	Y	For	For
The Brink’s Company	BCO	109696104	5/4/2007	1. Election of Directors	Issuer	Y	For	For
				2. Approve the selection of KPMG LLP as an independent registered public accounting firm to audit the accounts of the company and its subsidiaries for the fiscal year ending December 31, 2007.	Issuer	Y	For	For
Trinity Industries, Inc.	TRN	896522109	5/7/2007	1. Election of Directors	Issuer	Y	For	For
				2. To approve an amendment to the certificate of incorporation to increase the authorized shares of common stock from 100,000,000 to 200,000,000.	Issuer	Y	For	For
				3. To approve ratification of Ernst & Young LLP as independent registered public accounting firm for fiscal year ending December 31, 2007.	Issuer	Y	For	For

Rowan Companies, Inc.	RDC	779382100	5/8/2007	1. Election of Directors	Issuer	Y	For	For
				2. Ratification of the appointment of Deloitte & Touche LLP as independent auditors for 2007.	Issuer	Y	For	For
ConocoPhillips	COP	20825C104	5/9/2007	1A. Election of Class II Director: James E. Copeland, Jr.	Issuer	Y	For	For
				1B. Election of Class II Director: Kenneth M. Duberstein	Issuer	Y	For	For
				1C. Election of Class II Director: Ruth R. Harkin	Issuer	Y	For	For
				1D. Election of Class II Director: William R. Rhodes	Issuer	Y	For	For
				1E. Election of Class II Director: J. Stapleton Roy	Issuer	Y	For	For
				1F. Election of Class II Director: William E. Wade, Jr.	Issuer	Y	For	For
				2. Ratification of appointment of Ernst & Young LLP as independent registered public accounting firm for 2007.	Issuer	Y	For	For
				3. Proposal on corporate political contributions.	Shareholder	Y	Against	For
				4. Proposal on global warming renewables.	Shareholder	Y	Against	For
				5. Proposal on qualification for director nominees.	Shareholder	Y	Against	For
				6. Proposal on drilling in sensitive/protected areas.	Shareholder	Y	For	Against
				7. Proposal on report on recognition of indigenous rights.	Shareholder	Y	Against	For
				8. Proposal on community accountability.	Shareholder	Y	Against	For
Magna International Inc.	MGA	559222401	5/10/2007	1. Election of Directors	Issuer	Y	For	For

2. Re-appointment of Ernst & Young LLP as the independent auditor of the corporation, based on the recommendation of the audit committee of the board of directors, and authorization of the audit committee to fix the independent auditor’s remuneration.

					Issuer	Y	For	For
				3. Approval of the ordinary resolution authorizing the amendment of the corporation’s stock option plan.	Issuer	Y	Against	Against
Onex Corporation	=OCX	68272K103	5/10/2007	1. Appointment of an auditor of the corporation.	Issuer	Y	For	For
				2. Authorization of the directors to fix the remuneration of the auditor.	Issuer	Y	For	For

				3. Election of Directors as nominees of the holders of subordinate voting shares.	Issuer	Y	For	For
Reliant Energy, Inc.	RRI	75952B105	5/16/2007	1. Proposal to amend the certificate of incorporation to remove unnecessary and outdated provisions.	Issuer	Y	For	For
				2. Proposal to amend the certificate of incorporation to eliminate the classified structure of the board.	Issuer	Y	For	For
				3A. Election of director (if stockholders approve Item 2): E. William Barnett	Issuer	Y	For	For
				3B. Election of director (if stockholders approve Item 2): Sarah M. Barpoulis	Issuer	Y	For	For
				3C. Election of director (if stockholders approve Item 2): Donald J. Breeding	Issuer	Y	For	For
				3D. Election of director (if stockholders approve Item 2): Kirby Jon H. Caldwell	Issuer	Y	For	For
				3E. Election of director (if stockholders approve Item 2): Steven L. Miller	Issuer	Y	For	For
				3F. Election of director (if stockholders approve Item 2): Laree E. Perez	Issuer	Y	For	For
				3G. Election of director (if stockholders approve Item 2): Evan J. Silverstein	Issuer	Y	For	For
				3H. Election of director (if stockholders approve Item 2): Joel V. Staff	Issuer	Y	For	For
				3I. Election of director (if stockholders approve Item 2): William L. Transier	Issuer	Y	For	For
				4A. Election of director (if stockholders do not approve Item 2): Sarah M. Barpoulis	Issuer	Y	For	For
				4B. Election of director (if stockholders do not approve Item 2): Laree E. Perez	Issuer	Y	For	For
				4C. Election of director (if stockholders do not approve Item 2): William L. Transier	Issuer	Y	For	For
				5. Proposal to ratify the selection of KPMG LLP as Reliant Energy, Inc.’s independent auditor.	Issuer	Y	For	For
Ventas, Inc.	VTR	92276F100	5/16/2007	1. Election of Directors	Issuer	Y	For	For

				2. Ratify the appointment of Ernst & Young LLP as the independent registered public accounting firm for fiscal year 2007.	Issuer	Y	For	For
				3. Approve an amendment to the certificate of incorporation to increase the authorized common stock.	Issuer	Y	For	For

4. Approve an amendment to the certificate of incorporation to include certain provisions limiting the constructive ownership of the capital stock in order to provide further assurances for continued compliance as a qualified real estate investment trust under U.S. federal income tax law.

					Issuer	Y	For	For
Assurant, Inc.	AIZ	04621X108	5/17/2007	1. Election of Directors	Issuer	Y	For	For
				2. Appointment of PricewaterhouseCoopers LLP as independent registered public accounting firm.	Issuer	Y	For	For
Ensco International Incorporated	ESV	26874Q100	5/22/2007	1A. Election of Director: David M. Carmichael	Issuer	Y	For	For
				1B. Election of Director: Thomas L. Kelly II	Issuer	Y	For	For
				1C. Election of Director: Rita M. Rodriguez	Issuer	Y	For	For
				2. Ratification of the audit committee’s appointment of KPMG LLP as the company’s independent registered public accounting firm for 2007.	Issuer	Y	For	For
Interactive Data Corporation	IDC	45840J107	5/23/2007	1. Election of Directors	Issuer	Y	For	For
				2. Ratify the appointment of Ernst & Young LLP as the company’s independent auditors for the fiscal year ending December 31, 2007.	Issuer	Y	For	For
Ross Stores, Inc.	ROST	778296103	5/24/2007	1. Election of Directors	Issuer	Y	For	For
				2. Ratify the appointment of Deloitte & Touche LLP as the company’s independent registered public accounting firm for the fiscal year ending February 2, 2008.	Issuer	Y	For	For
Foot Locker, Inc.	FL	344849104	5/30/2007	1. Election of Directors	Issuer	Y	For	For
				2. Ratification of appointment of independent registered public accountants.	Issuer	Y	For	For
				3. Approval of 2007 stock incentive plan.	Issuer	Y	For	For
ACE Aviation Holdings Inc.	=ACE	00440P201	5/29/2007	1. Election of Directors	Issuer	Y	For	For

				2. Appointment of PricewaterhouseCoopers LLP as auditor.	Issuer	Y	For	For
				3. Approval of the amendments to the stock option plan of ACE Aviation.	Issuer	Y	For	For
Ares Capital Corporation	ARCC	04010L103	5/30/2007	1. Election of Directors	Issuer	Y	For	For
				2. Ratify the selection of KPMG LLP as the company’s independent registered public accounting firm for the year ending December 31, 2007.	Issuer	Y	For	For
Wal-Mart Stores, Inc.	WMT	931142103	6/1/2007	1. Election of Directors	Issuer	Y	For	For
				2. Ratify the appointment of Ernst & Young LLP as the independent accountants of the company.	Issuer	Y	For	For
				3. Proposal regarding charitable contributions report.	Shareholder	Y	For	Against
				4. Proposal regarding universal health care policy.	Shareholder	Y	Against	For
				5. Proposal regarding pay-for-superior-performance.	Shareholder	Y	Against	For
				6. Proposal regarding equity compensation glass ceiling.	Shareholder	Y	Against	For
				7. Proposal regarding compensation disparity.	Shareholder	Y	Against	For
				8. Proposal regarding business social responsibility report.	Shareholder	Y	Against	For
				9. Proposal regarding executive compensation vote.	Shareholder	Y	Against	For
				10. Proposal regarding political contributions report.	Shareholder	Y	Against	For
				11. Proposal regarding social and reputation impact report.	Shareholder	Y	Against	For
				12. Proposal regarding cumulative voting.	Shareholder	Y	Against	For
				13. Proposal regarding qualifications for director nominees.	Shareholder	Y	Against	For
National Oilwell Varco, Inc.	NOV	637071101	6/5/2007	1. Election of Directors	Issuer	Y	For	For
				2. Ratification of independent auditors.	Issuer	Y	For	For
GlobalSantaFe Corporation	GSF	G3930E101	6/7/2007	1. Election of Directors	Issuer	Y	For	For

				2. Ratify the appointment of PricewaterhouseCoopers LLP as the company’s independent auditor for the year ending December 31, 2007.	Issuer	Y	For	For
Patterson-UTI Energy, Inc.	PTEN	703481101	6/7/2007	1. Election of Directors	Issuer	Y	For	For
				2. Ratify the selection of PricewaterhouseCoopers LLP as the independent registered public accounting firm of the company for the fiscal year ending December 31, 2007.	Issuer	Y	For	For
Charming Shoppes, Inc.	CHRS	161133103	6/21/2007	1. Election of Directors	Issuer	Y	For	For
				2. Ratification of the appointment of Ernst & Young LLP as independent auditors for the 2008 fiscal year.	Issuer	Y	For	For
Circuit City Stores, Inc.	CC	172737108	6/26/2007	1. Election of Directors	Issuer	Y	For	For
				2. Ratification of the appointment of KPMG LLP as the company’s independent registered public accounting firm for fiscal year 2008.	Issuer	Y	For	For

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	FPA Funds Trust

By (Signature and Title)*	/s/ J. Richard Atwood, Treasurer

Date	7/31/07

* Print the name and title of each signing officer under his or her signature.